North Square Advisory Research Small Cap Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.5%
CONSUMER DISCRETIONARY - 24.0%
AUTOMOTIVE - 5.6%
28,205 Miller Industries, Inc. $ 1,135,251
HOME CONSTRUCTION - 3.1%
9,027 Skyline Champion Corp.
(a)
618,169
LEISURE FACILITIES & SERVICES - 5.3%
10,995 Monarch Casino & Resort, Inc. 757,885
23,062 OneSpaWorld Holdings Ltd.
(a)
314,335
1,072,220
LEISURE PRODUCTS - 2.6%
6,485 Brunswick Corp. 523,210
RETAIL - DISCRETIONARY - 7.4%
3,830 Asbury Automotive Group, Inc.
(a)
800,700
4,692 Floor & Decor Holdings, Inc., Class A
(a)
471,828
8,305 Foot Locker, Inc. 233,869
1,506,397
TOTAL CONSUMER DISCRETIONARY 4,855,247
CONSUMER STAPLES - 4.4%
WHOLESALE - CONSUMER STAPLES - 4.4%
12,182 Performance Food Group Co.
(a)
885,388
TOTAL CONSUMER STAPLES 885,388
ENERGY - 1.5%
OIL & GAS SERVICES & EQUIPMENT - 1.5%
11,305 ChampionX Corp. 309,870
TOTAL ENERGY 309,870
FINANCIALS - 20.1%
ASSET MANAGEMENT - 1.6%
15,735 Cannae Holdings, Inc.
(a)
318,634
BANKING - 13.1%
18,367 First Interstate BancSystem, Inc., Class A 505,460
13,970 First Merchants Corp. 472,326
6,017 Nicolet Bankshares, Inc.
(a)
467,942
6,383 SouthState Corp. 530,427
13,756 Webster Financial Corp. 680,647
2,656,802

North Square Advisory Research Small Cap Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.5% (Continued)
INSURANCE - 5.4%
4,060 Enstar Group, Ltd.
(a)
$ 1,083,573
TOTAL FINANCIALS 4,059,009
HEALTH CARE - 2.6%
HEALTH CARE FACILITIES & SERVICES - 2.6%
7,090 HealthEquity, Inc.
(a)
535,862
TOTAL HEALTH CARE 535,862
INDUSTRIALS - 23.4%
COMMERCIAL SUPPORT SERVICES - 8.4%
53,790 Emerald Holding, Inc.
(a)
330,271
34,262 First Advantage Corp. 560,869
24,600 Viad Corp.
(a)
813,276
1,704,416
ELECTRICAL EQUIPMENT - 3.7%
11,090 Bel Fuse, Inc., Class B
(a)
741,477
MACHINERY - 9.5%
3,220 Alamo Group, Inc. 683,542
38,102 Gates Industrial Corp. PLC
(a)
490,754
7,655 John Bean Technologies Corp. 756,007
1,930,303
TRANSPORTATION EQUIPMENT - 1.8%
14,705 Trinity Industries, Inc. 369,684
TOTAL INDUSTRIALS 4,745,880
MATERIALS - 12.3%
CHEMICALS - 6.1%
28,319 Element Solutions, Inc. 629,532
16,735 Valvoline, Inc.
(a)
610,660
1,240,192
CONSTRUCTION MATERIALS - 1.8%
1,585 Eagle Materials, Inc. 358,654
CONTAINERS & PACKAGING - 4.4%
2,135 AptarGroup, Inc. 277,294
24,598 TriMas Corp. 607,078
884,372
TOTAL MATERIALS 2,483,218
REAL ESTATE - 1.0%

North Square Advisory Research Small Cap Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.5% (Continued)
REAL ESTATE OWNERS & DEVELOPERS - 1.0%
8,640 Legacy Housing Corp.
(a)
$ 204,163
TOTAL REAL ESTATE 204,163
TECHNOLOGY - 8.2%
SOFTWARE - 4.2%
30,535 Alkami Technology, Inc.
(a)
751,772
1,210 Blackbaud, Inc.
(a)
97,913
849,685
TECHNOLOGY HARDWARE - 1.0%
48,065 Pitney Bowes, Inc. 197,547
TECHNOLOGY SERVICES - 3.0%
14,245 Cass Information Systems, Inc. 614,814
TOTAL TECHNOLOGY 1,662,046
TOTAL COMMON STOCKS
(Cost $17,889,699) 19,740,683
Shares Fair Value
SHORT-TERM INVESTMENTS — 2.4%
482,586
First American Treasury Obligations
Fund, Class X, 5.25%
(b)
482,586
TOTAL SHORT-TERM INVESTMENTS (Cost $482,586) 482,586
TOTAL INVESTMENTS - 99.9% (Cost
$18,372,285) $ 20,223,269
Other Assets in Excess of Liabilities- 0.1% 17,409
NET ASSETS - 100.0% $ 20,240,678
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.

North Square Altrinsic International Equity Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.3%
Bermuda - 4.3%
25,662 AXIS Capital Holdings Ltd. $ 1,527,402
9,332 Everest Re Group, Ltd. 3,592,540
5,119,942
Brazil - 0.9%
326,047 Lojas Renner SA
(a)
1,060,171
Canada - 1.1%
12,623 Agnico Eagle Mines Ltd. 620,547
119,152 Kinross Gold Corp. 656,795
1,277,342
Cayman Islands - 3.1%
146,368 Alibaba Group Holding Ltd. 1,312,775
103,368 Baidu, Inc., Class A
(a)
1,338,331
410,687 Sands China Ltd.
(a)
1,077,962
3,729,068
France - 13.1%
36,509 AXA SA 1,225,207
71,252 Bureau Veritas SA 1,894,869
47,778 Cia Generale de Establissements Michelin SCA 1,586,060
36,158 Danone 2,408,525
7,653 Pernod Ricard SA
(a)
1,254,745
31,400 Sanofi 3,143,979
32,659 SCOR SE 974,073
47,364 TotalEnergies SE 3,072,189
15,559,647
Germany - 8.1%
6,164 adidas AG 1,163,471
11,216 BioNTech SE - ADR
(a)
1,065,969
37,449 Daimler Truck Holding AG 1,338,070
8,064 Deutsche Boerse AG 1,605,560
31,795 DHL Group 1,529,458
7,672 SAP SE 1,328,898
9,057 Siemens AG 1,621,114
9,652,540
India - 1.9%
40,488 HDFC Bank Ltd. - ADR 2,246,679
Ireland - 6.4%
17,340 CRH PLC 1,244,318
9,335 Kerry Group PLC, Class A 831,910
31,921 Medtronic PLC 2,794,365
11,024 Willis Towers Watson PLC 2,715,211
7,585,804

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.3%
(Continued)
Israel - 2.5%
18,678 Check Point Software Technologies Ltd.
(a)
$ 2,968,495
Japan - 14.2%
19,676 Daito Trust Construction Co., Ltd. 2,238,293
31,406 Eisai Co. Ltd. 1,478,957
159,596 Kubota Corp. 2,416,027
34,493 Makita Corp.
(a)
928,436
55,107 MinebeaMitsumi, Inc.
(a)
1,139,143
29,895 Sompo Holdings, Inc. 1,550,194
14,519 Sony Group Corp. 1,423,942
111,566 Sumitomo Mitsui Trust Holdings, Inc. 2,286,492
46,780 Suzuki Motor Corp. 2,125,858
47,145 Tokio Marine Holdings, Inc. 1,243,169
16,830,511
Korea  (Republic Of) - 5.2%
38,168 Hana Financial Group, Inc. 1,364,872
57,364 KB Financial Group Inc. 2,434,545
1,750 Samsung Electronics Co. Ltd. 2,391,495
6,190,912
Mexico - 2.2%
8,204 Fomento Economico Mexicano, SAB de CV - ADR 1,111,970
368,971 Wal-Mart de Mexico SAB de CV 1,524,238
2,636,208
Netherlands - 5.8%
31,643 Akzo Nobel N.V.
(a)
2,430,121
15,909 Euronext NV 1,399,048
30,389 Heineken N.V. 3,056,422
6,885,591
Peru - 1.2%
9,215 Credicorp Ltd. 1,367,782
Singapore - 1.2%
202,564 Singapore Exchange Ltd.
(a)
1,414,664
Spain - 0.9%
116,657 Banco Bilbao Vizcaya Argentaria SA 1,091,639
Switzerland - 11.2%
17,797 Chubb Ltd. 4,360,265
21,939 Nestle S.A. 2,500,513
5,516 Novartis AG 570,556
7,401 Roche Holding AG 2,107,650
29,585 Sandoz Insurance Group AG
(a)
1,014,841

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.3%
(Continued)
Switzerland - 11.2% (Continued)
5,408 Zurich Insurance Group AG $ 2,748,353
13,302,178
United Kingdom - 10.0%
48,253 BP PLC - ADR 1,693,680
71,005 Diageo PLC 2,564,578
158,400 GSK PLC 3,132,830
324,782 Haleon PLC 1,319,203
71,175 Liberty Global Ltd., Class A
(a)
1,402,148
1,770,463 Lloyds Banking Group PLC 949,077
97,681 Vodafone Group PLC - ADR 840,057
11,901,573
TOTAL COMMON STOCKS
(Cost $105,147,015) 110,820,746
Shares Fair Value
PREFERRED STOCKS — 2.5%
Brazil - 1.5%
269,827 Itau Unibanco Holdings SA
(a)
1,790,133
Germany - 1.0%
15,430 Henkel AG & Co. KGaA 1,182,619
TOTAL PREFERRED STOCKS
(Cost $2,551,743) 2,972,752
Shares Fair Value
SHORT-TERM INVESTMENTS — 4.4%
5,230,853
First American Treasury Obligations Fund, Class X,
5.25%
(b)
5,230,853
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,230,853) 5,230,853
TOTAL INVESTMENTS - 100.2%
(Cost $112,929,611) $ 119,024,351
Liabilities in Excess of Other Assets - (0.2)% (260,509)
NET ASSETS - 100.0% $ 118,763,842
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt
SA - Société Anonyme

North Square McKee Bond Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
,
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 3.5%
400,000 Aligned Data Centers Issuer LLC, 1.937%, 08/15/46
(a)
$ 361,422
435,798
American Credit Acceptance Receivables Trust 2021-2,
1.340%, 07/13/27
(a)
425,643
500,000 AMSR 2019-SFR1 Trust, 2.774%, 01/20/39
(a)
467,138
200,000 AMSR 2021-SFR2 Trust, 1.527%, 08/19/38
(a)
183,146
9,964
Amur Equipment Finance Receivables IX LLC, 0.750%,
11/20/26
(a)
9,873
785,000
Amur Equipment Finance Receivables X LLC, 2.200%,
01/20/28
(a)
745,256
528,691 Chesapeake Funding II LLC, 5.650%, 05/15/35
(a)
531,748
250,000 Dell Equipment Finance Trust 2023-3, 5.930%, 06/22/26
(a)
254,787
12,321 Flagship Credit Auto Trust 2021-3, 0.360%, 07/15/27
(a)
12,209
242,383 NMEF Funding 2022-B LLC, 6.070%, 06/01/49
(a)
243,808
46,405 Oportun Funding XIV LLC, 1.210%, 03/08/28
(a)
44,572
18,387 Oscar US Funding X LLC, 3.270%, 05/11/26
(a)
18,388
13,906 Oscar US Funding XII LLC, 0.700%, 04/10/25
(a)
13,877
527,621 Tricon Residential 2022-SFR2 Trust, 3.856%, 04/19/39
(a)
508,580
439,000 Verizon Mater Trust, 5.670%, 11/20/26 451,672
TOTAL ASSET BACKED SECURITIES
(Cost $4,428,366) 4,272,119
Principal
Amount ($) Fair Value
CORPORATE BONDS — 25.4%
COMMUNICATIONS — 2.1%
CABLE & SATELLITE — 2.1%
98,000 AT&T, Inc., 4.350%, 03/01/29 96,400
152,000 AT&T, Inc., 5.400%, 02/15/34 155,981
615,000 Comcast Corp., 3.250%, 11/01/39 496,419
508,000 Fox Corp., 6.500%, 10/13/33 548,141
160,000 Meta Platforms, Inc., 5.600%, 05/15/53 170,877
260,000 Verizon Communications, Inc., 2.100%, 03/22/28 235,164
775,000 Verizon Communications, Inc., 2.650%, 11/20/40 553,794
325,000 Walt Disney Co. (The), 3.500%, 05/13/40 269,913
2,526,689
CONSUMER DISCRETIONARY — 1.5%
AUTOMOTIVE — 1.5%
218,000 American Honda Finance Corp., 2.000%, 03/24/28 198,019
175,000 Booking Holdings Inc., 3.600%, 06/01/26 171,059
623,000 Ford Motor Co., 3.250%, 02/12/32 516,053
215,000 General Motors Financial Co., Inc., 5.800%, 01/07/29 220,809
614,000 General Motors Financial Co., Inc., 4.300%, 04/06/29 590,134
185,000 McDonald's Corp., 3.600%, 07/01/30 175,051
1,871,125

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
CONSUMER STAPLES — 1.1%
HOUSEHOLD PRODUCTS — 1.1%
285,000 Altria Group, Inc., 6.875%, 11/01/33 $ 314,125
243,000 B.A.T. Capital Corp., 6.421%, 08/02/33 255,025
390,000 Philip Morris International, Inc., 5.125%, 02/15/30 396,586
395,000 Procter & Gamble Co. (The), 4.550%, 01/29/34 400,466
1,366,202
ENERGY — 2.4%
OIL & GAS PRODUCERS — 2.4%
308,000 Chevron USA, Inc., 3.250%, 10/15/29 292,446
559,000 ConocoPhillips Co., 5.300%, 05/15/53 565,573
186,000 Energy Transfer LP, 6.400%, 12/01/30 198,248
250,000 Enterprise Products Operating LLC, 4.800%, 02/01/49 236,339
195,000 Exxon Mobil Corp., 2.440%, 08/16/29 177,056
37,000 Exxon Mobil Corp., 4.227%, 03/19/40 34,126
865,000 Exxon Mobil Corp., 4.327%, 03/19/50 773,783
800,000 TransCanada PipeLines Ltd., 2.500%, 10/12/31 669,682
2,947,253
FINANCIALS — 9.0%
ASSET MANAGEMENT — 9.0%
1,452,000 Bank of America Corp., 1.658%, 03/11/27 1,351,745
345,000 Bank of Montreal, 1.850%, 05/01/25 332,212
414,000 Bank of Nova Scotia (The), 1.300%, 06/11/25 394,136
500,000 Canadian Imperial Bank of Commerce, 5.001%, 04/28/28 503,834
851,000 Capital One Financial Corp., 1.878%, 11/02/27 773,930
144,000 Charles Schwab Corp. (The), 5.643%, 05/19/29 147,413
198,000 F.N.B Corp., 5.150%, 08/05/32 196,314
1,137,000 Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27 1,052,529
1,019,000 Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32
(b)
829,873
629,000 JPMorgan Chase & Co., Inc., 1.578%, 04/22/27
(b)
583,994
160,000 JPMorgan Chase & Co., Inc., 1.953%, 02/04/32
(b)
130,671
275,000 Morgan Stanley, 0.790%, 05/30/25 269,851
695,000 Morgan Stanley, 1.593%, 05/04/27
(b)
643,806
71,000 PNC Financial Services Group, Inc. (The), 5.582%, 06/12/29 72,510
298,000 PNC Financial Services Group, Inc. (The), 5.068%, 01/24/34
(b)
293,495
300,000 Royal Bank of Canada, 5.150%, 02/01/34 300,817
282,000 Toronto-Dominion Bank (The), 1.200%, 06/03/26 260,025
400,000 Toronto-Dominion Bank (The), 4.693%, 09/15/27 399,476
394,000 Toronto-Dominion Bank (The), 3.200%, 03/10/32 347,466
257,000 United Airlines 2023-1 Class A Pass Through Trust, 5.800%, 07/15/36 261,940
867,000 US Bancorp, 4.653%, 02/01/29
(b)
854,662
779,000 Wells Fargo & Co., 3.526%, 03/24/28
(b)
746,811
346,000 Wells Fargo & Co., 4.897%, 07/25/33
(b)
338,308
11,085,818

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
HEALTH CARE — 1.0%
BIOTECH & PHARMA — 1.0%
247,000 Amgen, Inc., 5.650%, 03/02/53 $ 254,684
369,000 CVS Health Corp., 3.750%, 04/01/30 345,774
250,000 Gilead Sciences, Inc., 3.650%, 03/01/26 244,498
395,000 Pfizer Investment Enterprises PTE Ltd., 5.110%, 05/19/43 392,933
1,237,889
INDUSTRIALS — 2.2%
AEROSPACE & DEFENSE — 2.2%
175,514
BNSF Railway Co. 2015-1 Pass Through Trust, 3.442%,
06/16/28
(a)
168,481
867,000 Boeing Co., 4.875%, 05/01/25 862,258
725,000 Burlington Northern Santa Fe, LLC, 4.550%, 09/01/44 674,911
376,972
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%,
02/20/34
316,688
227,000 John Deere Capital Corp., 4.700%, 06/10/30 229,717
9,064
Union Pacific Railroad Co. 2005 Pass Through Trust, 5.082%,
01/02/29
9,149
137,390
Union Pacific Railroad Co. 2014-1 Pass Through Trust,
3.227%, 05/14/26
132,656
250,000 Waste Connections Inc., 4.250%, 12/01/28 247,534
2,641,394
MATERIALS — 0.1%
CHEMICALS — 0.1%
122,000 DuPont de Nemours, Inc., 4.493%, 11/15/25 121,104
REAL ESTATE — 0.2%
REAL ESTATE INVESTMENT TRUSTS — 0.2%
317,000 American Tower Corp., 3.800%, 08/15/29 299,341
TECHNOLOGY — 1.7%
SEMICONDUCTORS — 1.7%
411,000 Apple, Inc., 4.650%, 02/23/46 404,020
278,000 Apple, Inc., 3.950%, 08/08/52 238,711
137,000 Intel Corp., 5.700%, 02/10/53 144,228
200,000 International Business Machines Corp., 4.150%, 05/15/39 181,939
200,000 International Business Machines Corp., 1.700%, 10/01/52 182,614
457,000 Oracle Corp., 2.300%, 03/25/28 415,025
575,000 Oracle Corp., 3.600%, 04/01/40 460,194
2,026,731
UTILITIES — 4.1%
ELECTRIC UTILITIES — 4.1%
375,000 Alabama Power Co., 3.450%, 10/01/49 283,224
1,246,000 Duke Energy Carolinas, LLC, 5.300%, 02/15/40 1,262,853

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
32,000 Duke Energy Corp., 2.450%, 06/01/30 $ 27,899
600,000 Electricite de France SA, 6.250%, 05/23/33
(a)
640,103
200,000 Entergy Corp., 1.900%, 06/15/28 177,887
330,000 Florida Power & Light Co., 5.300%, 04/01/53 337,761
1,150,000 MidAmerican Energy Co., 4.250%, 07/15/49 997,792
447,000 NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/30 382,242
239,000 Pacific Gas and Electric Co., 6.400%, 06/15/33 253,858
200,000 Virginia Electric and Power Co., 3.150%, 01/15/26 194,200
469,000 Virginia Electric and Power Co., 5.450%, 04/01/53 478,005
5,035,824
TOTAL CORPORATE BONDS
(Cost $31,038,065) 31,159,370
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 60.1%
200,000 Freddie Mac Pool, 4.500%, 05/01/39 198,481
1,198,277 Freddie Mac Pool, 3.000%, 04/01/52 1,070,959
309,544 Freddie Mac Pool, 3.500%, 05/01/52 283,192
484,392 Freddie Mac Pool, 2.500%, 09/01/51 414,517
573,660 Freddie Mac Pool, 6.000%, 02/01/53 586,369
1,333,275 Ginnie Mae II Pool, 2.000%, 03/20/51 1,087,194
151,337 BBCMS Mortgage Trust 2022-C14, 1.727%, 02/18/55 143,893
300,000 DBUBS 2017-BRBK Mortgage Trust, 3.452%, 10/12/34
(a)
279,359
125,074
Ellington Financial Mortgage Trust 2020-1, 2.006%,
05/25/65
(a)
121,270
599,988 EQUS 2021-EQAZ Mortgage Trust, 6.203%, 10/15/36
(a)
593,032
288,913 Fannie Mae Pool, 4.000%, 05/15/27 270,851
29,834 Fannie Mae Pool, 2.500%, 08/01/28 28,685
23,431 Fannie Mae Pool, 5.000%, 11/01/29 23,477
6,219 Fannie Mae Pool, 4.000%, 10/01/30 6,128
71,991 Fannie Mae Pool, 4.500%, 05/01/31 71,668
58,409 Fannie Mae Pool, 4.000%, 09/01/31 57,234
26,446 Fannie Mae Pool, 4.500%, 01/01/32 26,292
17,140 Fannie Mae Pool, 3.500%, 04/01/32 16,535
237,975 Fannie Mae Pool, 3.000%, 05/01/33 224,478
63,431 Fannie Mae Pool, 4.500%, 05/01/34 63,311
80,572 Fannie Mae Pool, 4.000%, 06/01/34 78,711
112,615 Fannie Mae Pool, 3.500%, 08/01/34 108,089
93,061 Fannie Mae Pool, 3.500%, 12/01/34 89,221
41,853 Fannie Mae Pool, 3.500%, 11/01/35 40,132
83,014 Fannie Mae Pool, 4.000%, 11/01/35 81,309
280,621 Fannie Mae Pool, 2.000%, 05/01/36 253,868
439,791 Fannie Mae Pool, 2.000%, 03/01/37 398,128
97,430 Fannie Mae Pool, 4.000%, 07/01/37 95,038
100,951 Fannie Mae Pool, 3.500%, 10/13/37 93,135

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
92,212 Fannie Mae Pool, 3.500%, 12/01/37 $ 88,504
87,511 Fannie Mae Pool, 4.000%, 12/01/37 85,721
63,207 Fannie Mae Pool, 4.000%, 06/01/38 61,895
2,594 Fannie Mae Pool, 4.000%, 03/01/39 2,500
259,292 Fannie Mae Pool, 3.000%, 01/01/40 238,282
39,940 Fannie Mae Pool, 4.500%, 01/01/40 39,762
29,457 Fannie Mae Pool, 4.500%, 01/01/40 29,235
10,077 Fannie Mae Pool, 4.500%, 07/01/40 10,032
299,799 Fannie Mae Pool, 2.000%, 08/01/40 258,569
68,853 Fannie Mae Pool, 4.000%, 09/01/40 67,619
3,395 Fannie Mae Pool, 4.000%, 09/01/40 3,270
16,136 Fannie Mae Pool, 4.500%, 09/01/40 16,064
193,008 Fannie Mae Pool, 2.500%, 10/01/40 170,143
288,356 Fannie Mae Pool, 3.000%, 10/01/40 261,910
232,554 Fannie Mae Pool, 2.000%, 11/01/40 197,672
11,795 Fannie Mae Pool, 4.500%, 11/01/40 11,697
28,047 Fannie Mae Pool, 4.500%, 12/01/40 27,922
139,784 Fannie Mae Pool, 2.000%, 01/01/41 119,804
5,110 Fannie Mae Pool, 4.000%, 01/01/41 4,920
47,542 Fannie Mae Pool, 4.000%, 01/01/41 45,768
25,507 Fannie Mae Pool, 4.000%, 01/01/41 24,555
383,642 Fannie Mae Pool, 2.500%, 02/01/41 338,187
343,179 Fannie Mae Pool, 1.500%, 03/01/41 283,058
213,837 Fannie Mae Pool, 2.500%, 03/01/41 188,500
67,912 Fannie Mae Pool, 4.500%, 04/01/41 67,608
12,893 Fannie Mae Pool, 4.500%, 05/01/41 12,811
453,126 Fannie Mae Pool, 2.500%, 09/01/41 399,271
466,962 Fannie Mae Pool, 2.500%, 10/01/41 412,840
8,705 Fannie Mae Pool, 4.000%, 10/01/41 8,380
283,769 Fannie Mae Pool, 2.500%, 11/01/41 249,028
18,038 Fannie Mae Pool, 3.000%, 09/01/42 16,414
167,891 Fannie Mae Pool, 3.000%, 04/01/43 151,760
269,377 Fannie Mae Pool, 3.500%, 07/01/43 250,900
36,419 Fannie Mae Pool, 3.500%, 01/01/44 33,915
334,311 Fannie Mae Pool, 3.000%, 04/01/45 303,622
30,740 Fannie Mae Pool, 3.500%, 12/01/45 28,487
151,454 Fannie Mae Pool, 4.500%, 03/01/46 150,776
91,985 Fannie Mae Pool, 3.000%, 04/01/46 82,425
167,432 Fannie Mae Pool, 2.500%, 05/01/46 143,016
118,291 Fannie Mae Pool, 3.000%, 06/01/46 107,432
84,935 Fannie Mae Pool, 3.500%, 06/01/46 78,839
61,475 Fannie Mae Pool, 3.000%, 10/01/46 54,918
5,614 Fannie Mae Pool, 3.000%, 11/01/46 5,021
164,970 Fannie Mae Pool, 3.000%, 02/01/47 147,366
698,055 Fannie Mae Pool, 2.500%, 11/01/47 600,498
249,350 Fannie Mae Pool, 2.500%, 12/01/47 214,670

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
44,885 Fannie Mae Pool, 3.500%, 03/01/48 $ 41,593
181,621 Fannie Mae Pool, 2.500%, 04/01/48 156,483
98,603 Fannie Mae Pool, 3.000%, 04/01/48 87,957
282,652 Fannie Mae Pool, 3.500%, 08/01/48 260,763
92,763 Fannie Mae Pool, 3.500%, 11/01/48 85,960
7,611 Fannie Mae Pool, 4.500%, 11/01/48 7,467
120,551 Fannie Mae Pool, 3.000%, 12/01/48 107,661
39,995 Fannie Mae Pool, 3.000%, 02/01/49 35,649
16,343 Fannie Mae Pool, 3.500%, 02/01/49 15,080
481,132 Fannie Mae Pool, 3.500%, 09/01/49 431,360
89,374 Fannie Mae Pool, 3.000%, 12/01/49 79,223
367,888 Fannie Mae Pool, 2.500%, 04/01/50 304,472
260,794 Fannie Mae Pool, 2.500%, 05/01/50 215,837
374,065 Fannie Mae Pool, 2.500%, 06/01/50 321,100
220,281 Fannie Mae Pool, 5.000%, 06/01/50 221,077
133,634 Fannie Mae Pool, 3.500%, 08/01/50 124,363
121,986 Fannie Mae Pool, 2.500%, 10/01/50 104,611
340,053 Fannie Mae Pool, 2.500%, 02/01/51 292,005
372,600 Fannie Mae Pool, 2.500%, 02/01/51 316,542
292,617 Fannie Mae Pool, 2.000%, 03/01/51 241,289
329,321 Fannie Mae Pool, 2.500%, 06/01/51 281,202
682,615 Fannie Mae Pool, 2.500%, 06/01/51 583,272
1,252,495 Fannie Mae Pool, 2.500%, 07/01/51 1,063,717
747,297 Fannie Mae Pool, 2.500%, 08/01/51 635,188
266,309 Fannie Mae Pool, 2.500%, 10/01/51 224,914
254,870 Fannie Mae Pool, 3.000%, 01/01/52 223,844
309,370 Fannie Mae Pool, 3.500%, 01/01/52 283,551
415,771 Fannie Mae Pool, 2.000%, 02/01/52 339,051
531,918 Fannie Mae Pool, 2.000%, 02/01/52 436,053
367,151 Fannie Mae Pool, 3.000%, 02/01/52 324,203
338,524 Fannie Mae Pool, 6.500%, 01/01/53 347,736
207,541 Fannie Mae Pool, 5.500%, 07/01/53 208,491
410,199 Fannie Mae Pool, 6.000%, 09/01/53 423,277
487,009 Fannie Mae Pool, 2.500%, 10/01/53 411,634
146,058 Fannie Mae Pool, 4.000%, 07/01/56 138,094
5,771 Fannie Mae REMICS, 5.500%, 01/25/26 5,721
85,188 Fannie Mae REMICS, 4.000%, 04/25/33 83,840
3,100 Fannie Mae REMICS, 5.000%, 08/25/35 3,132
228,000 Fannie Mae REMICS, 3.500%, 10/25/37 216,911
23 Fannie Mae REMICS, 2.000%, 07/25/41 23
34,666 Fannie Mae REMICS, 2.000%, 12/25/41 31,349
106,716 Fannie Mae REMICS, 3.500%, 02/25/43 99,966
395,509 Fannie Mae REMICS, 3.000%, 06/25/43 378,612
3,379 Fannie Mae REMICS, 3.500%, 08/25/43 3,322
65,519 Fannie Mae REMICS, 2.000%, 10/25/44 58,268
34,777 Fannie Mae REMICS, 3.000%, 04/25/45 32,435

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
76,758 Fannie Mae REMICS, 3.500%, 09/25/48 $ 72,663
60,646 Fannie Mae REMICS, 3.000%, 07/25/49 54,003
378,013 Fannie Mae REMICS, 5.000%, 01/25/53 373,747
8,935 Fannie Mae REMICS, 3.500%, 06/25/53 8,421
12,109 Fannie Mae Trust 2003-W8, 5.809%, 05/25/42 12,065
318,000 Federal Farm Credit Banks Funding Corp., 5.680%, 08/21/30 321,732
2,210,000 Federal Farm Credit Banks Funding Corp., 5.700%, 09/05/30 2,238,339
687,000 Federal Farm Credit Banks Funding Corp., 2.950%, 02/17/32 615,724
959,000 Federal Farm Credit Banks Funding Corp., 2.940%, 02/23/32 858,115
1,984,000 Federal Farm Credit Banks Funding Corp., 3.000%, 03/08/32 1,781,611
3,050,000 Federal Farm Credit Banks Funding Corp., 2.390%, 01/19/33 2,579,864
2,753,000 Federal Farm Credit Banks Funding Corp., 5.950%, 07/11/33 2,753,964
1,000,000 Federal Farm Credit Banks Funding Corp., 2.200%, 11/01/33 814,300
1,145,000 Federal Farm Credit Banks Funding Corp., 5.980%, 12/27/33 1,144,971
1,378,000 Federal Farm Credit Banks Funding Corp., 2.480%, 02/01/34 1,154,232
1,280,000 Federal Farm Credit Banks Funding Corp., 2.550%, 12/21/34 1,046,098
825,000 Federal Farm Credit Banks Funding Corp., 3.250%, 02/23/35 722,088
770,000 Federal Farm Credit Banks Funding Corp., 2.490%, 06/30/36 595,587
1,712,000 Federal Farm Credit Banks Funding Corp., 3.360%, 02/23/37 1,452,756
1,100,000 Federal Home Loan Banks, 5.150%, 01/29/29 1,097,559
680,000 Federal Home Loan Banks, 2.640%, 02/25/32 590,437
1,000,000 Federal Home Loan Banks, 1.500%, 09/30/33 755,130
685,000 Federal Home Loan Banks, 2.750%, 02/22/34 579,476
360,000 Federal Home Loan Banks, 2.900%, 02/18/37 289,833
601,000 Federal Home Loan Mortgage Corp., 5.700%, 01/26/29 601,036
2,888,000 Federal National Mortgage Association, 1.600%, 08/24/35 2,074,544
4,650,000 Federal National Mortgage Association, 1.630%, 09/14/35 3,373,518
55,179 Freddie Mac Gold Pool, 4.500%, 05/01/31 54,933
4,843 Freddie Mac Gold Pool, 4.000%, 09/01/31 4,753
35,099 Freddie Mac Gold Pool, 3.500%, 06/01/33 33,806
93,728 Freddie Mac Gold Pool, 4.000%, 11/01/33 91,915
12,306 Freddie Mac Gold Pool, 3.500%, 07/01/36 11,744
20,927 Freddie Mac Gold Pool, 4.500%, 12/01/39 20,864
20,538 Freddie Mac Gold Pool, 4.000%, 01/01/41 19,799
38,220 Freddie Mac Gold Pool, 3.000%, 11/01/42 34,781
80,986 Freddie Mac Gold Pool, 3.500%, 12/01/42 75,933
238,392 Freddie Mac Gold Pool, 3.000%, 12/01/46 213,382
538,691 Freddie Mac Gold Pool, 3.000%, 12/01/46 481,951
59,833 Freddie Mac Gold Pool, 3.000%, 01/01/47 53,519
39,717
Freddie Mac Multifamily Structured Pass Through
Certificates, 5.172%, 01/25/46
39,465
556,825 Freddie Mac Pool, 2.500%, 03/15/28 475,335
302,304 Freddie Mac Pool, 3.500%, 06/15/29 277,322
478,562 Freddie Mac Pool, 2.000%, 09/01/36 430,679
298,488 Freddie Mac Pool, 3.000%, 07/01/38 278,324
393,813 Freddie Mac Pool, 3.000%, 09/01/39 363,896

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
154,784 Freddie Mac Pool, 2.500%, 04/01/42 $ 134,527
400,913 Freddie Mac Pool, 3.000%, 05/01/42 359,234
31,256 Freddie Mac Pool, 3.500%, 01/01/48 28,962
136,509 Freddie Mac Pool, 2.000%, 08/01/50 112,465
235,508 Freddie Mac Pool, 2.500%, 11/01/50 199,354
188,053 Freddie Mac Pool, 2.500%, 12/01/50 160,521
315,404 Freddie Mac Pool, 2.000%, 02/01/51 255,638
454,145 Freddie Mac Pool, 2.500%, 03/01/51 387,031
259,268 Freddie Mac Pool, 2.000%, 05/01/51 212,355
1,013,921 Freddie Mac Pool, 3.500%, 09/01/51 939,519
387,381 Freddie Mac Pool, 2.000%, 11/01/51 313,628
502,842 Freddie Mac Pool, 3.000%, 12/01/51 441,338
224,596 Freddie Mac Pool, 2.500%, 02/01/52 190,639
451,808 Freddie Mac Pool, 3.000%, 08/01/52 399,862
358,048 Freddie Mac Pool, 6.000%, 05/01/53 365,257
295,880 Freddie Mac Pool, 5.500%, 06/01/53 297,279
464,691 Freddie Mac Pool, 5.500%, 09/01/53 468,915
5,844 Freddie Mac REMICS, 4.500%, 09/15/25 5,796
102,242 Freddie Mac REMICS, 3.500%, 08/15/27 100,435
102,370 Freddie Mac REMICS, 3.000%, 08/15/40 99,292
13,173 Freddie Mac REMICS, 2.000%, 12/15/41 11,999
49,530 Freddie Mac REMICS, 3.000%, 05/15/43 47,650
18,147 Freddie Mac REMICS, 3.000%, 11/15/43 17,654
82,157 Freddie Mac REMICS, 2.000%, 03/25/44 75,338
163,099 Freddie Mac REMICS, 3.000%, 08/15/44 153,963
269,426 Freddie Mac REMICS, 2.000%, 05/25/46 237,755
273,717 Freddie Mac REMICS, 3.000%, 06/25/48 248,186
122,952 Freddie Mac REMICS, 1.000%, 04/25/49 100,220
448,350 Freddie Mac REMICS, 4.000%, 10/25/49 429,571
51,426 Freddie Mac REMICS, 1.000%, 01/25/50 37,860
390,136 Freddie Mac REMICS, 1.000%, 09/25/50 293,852
169,895 Freddie Mac REMICS, 3.250%, 04/15/53 163,642
35,290 Freddie Mac REMICS, 3.000%, 01/15/55 33,756
91,331
Freddie Mac Structured Pass-Through Certificates, 6.412%,
07/25/44
(c)
84,923
14,276
Freddie Mac Structured Pass-Through Certificates, 6.212%,
10/25/44
(c)
12,973
15,132 Ginnie Mae I Pool, 4.000%, 11/15/24 14,970
292,755 Ginnie Mae I Pool, 3.020%, 09/15/41 262,744
289,196 Ginnie Mae I Pool, 3.000%, 08/15/45 261,136
55,655 Ginnie Mae II Pool, 3.500%, 04/20/27 54,568
20,807 Ginnie Mae II Pool, 3.500%, 07/20/27 20,387
539,861 Ginnie Mae II Pool, 3.500%, 12/20/34 520,554
51,023 Ginnie Mae II Pool, 5.000%, 07/20/48 51,461
374,869 Ginnie Mae II Pool, 3.500%, 01/20/50 350,109
467,670 Ginnie Mae II Pool, 2.500%, 09/20/51 399,928

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
383,648 Ginnie Mae II Pool, 3.000%, 10/20/51 $ 343,222
363,755 Ginnie Mae II Pool, 5.500%, 09/01/53 370,362
504,622 Ginnie Mae II Pool, 6.000%, 09/20/53 514,574
98
Government National Mortgage Association, 5.000%,
12/20/27
97
1,134,782
Government National Mortgage Association, 3.000%,
09/20/33
1,057,927
425,505
Government National Mortgage Association, 5.500%,
11/20/33
432,252
297,733
Government National Mortgage Association, 6.000%,
03/20/42
301,376
92,410
Government National Mortgage Association, 2.750%,
06/20/42
87,932
8,720
Government National Mortgage Association, 2.250%,
09/16/44
8,325
26,415
Government National Mortgage Association, 2.000%,
03/20/45
23,707
297,054
Government National Mortgage Association, 3.500%,
07/20/45
276,169
7,626
Government National Mortgage Association, 2.500%,
10/20/45
7,288
16,372
Government National Mortgage Association, 2.500%,
09/20/46
15,296
778,485
Government National Mortgage Association, 3.500%,
11/20/47
756,610
521,000
Government National Mortgage Association, 5.500%,
12/31/49
525,884
352,213
Government National Mortgage Association, 2.000%,
03/20/50
295,699
130,749
Government National Mortgage Association, 1.000%,
08/20/50
101,015
156,641
Government National Mortgage Association, 1.250%,
05/20/51
123,500
1,662,513
Government National Mortgage Association, 1.750%,
09/20/51
1,438,130
145,000 ILPT Trust 2019-SURF, 4.145%, 02/13/41
(a)
137,613
413,000
Morgan Stanley Capital I Trust 2016-UBS12, 3.596%,
12/17/49
391,372
337,000
Morgan Stanley Capital I Trust 2016-UBS9, 3.594%,
03/17/49
322,589
925,000 PSMC 2020-3 Trust, 3.000%, 11/25/50
(a)
729,249
430,000 RLGH Trust 2021-TROT, 6.248%, 04/15/36
(a)
424,189
77,292 Seasoned Credit Risk Transfer Trust, 2.000%, 11/25/60 66,281
334,000 UBS Commercial Mortgage Trust, 2.921%, 10/18/52 299,181
419,633 UMBS Freddie Mac Pool, 5.000%, 07/01/53 416,775

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
160,000
Wells Fargo Commercial Mortgage Trust 2016-C35, 2.931%,
07/17/48
$ 150,386
351,000
Wells Fargo Commercial Mortgage Trust 2017-RB1, 3.635%,
03/15/50
331,976
140,298
Wells Fargo Commercial Mortgage Trust 2021-SAVE,
6.598%, 02/15/40
(a),(c)
137,052
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $77,525,834) 73,555,928
Principal
Amount ($) Fair Value
NON U.S. GOVERNMENT & AGENCIES — 2.3%
SUPRANATIONAL — 2.3%
509,000
International Bank for Reconstruction & Development,
5.750%, 06/27,33
509,907
360,000
International Bank for Reconstruction & Development,
5.750%, 08/26/33
361,849
420,000
International Bank for Reconstruction & Development,
6.400%, 10/11/33
421,286
1,913,000
International Bank for Reconstruction & Development,
2.700%, 12/28/37
1,509,571
TOTAL NON U.S. GOVERNMENT & AGENCIES
(Cost $3,086,349) 2,802,613
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 6.9%
1,441,000 United States Treasury Bond, 4.750%, 11/15/43 1,525,884
1,900,000 United States Treasury Bond, 4.750%, 11/15/53 2,074,859
1,838,000 United States Treasury Note, 3.750%, 12/31/28 1,827,733
876,000 United States Treasury Note, 4.500%, 11/15/33 914,873
1,270,000 United States Treasury Note/Bond, 3.750%, 12/31/30 1,257,399
910,000 United States Treasury Note/Bond, 4.125%, 08/15/53 895,070
8,495,818
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $8,418,756) 8,495,818

North Square McKee Bond Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.7%
2,045,341
First American Treasury Obligations
Fund, Class X, 5.25%
(d)
$ 2,045,341
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,045,341) 2,045,341
TOTAL INVESTMENTS - 99.9% (Cost
$126,542,711) $ 122,331,189
Other Assets in Excess of Liabilities- 0.1% 128,822
NET ASSETS - 100.0% $ 122,460,011
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2024 the total market value of 144A securities is 7,050,795 or 5.8% of net assets.
(b) Variable rate security; the rate shown represents the rate on January 31, 2024.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d) Rate disclosed is the seven day effective yield as of January 31, 2024.

North Square Strategic Income Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 14.6%
ENERGY - 3.2%
ENERGY EQUIPMENT & SERVICES - 0.4%
13,183 Schlumberger Ltd.
$ 642,012
OIL & GAS PRODUCERS - 2.8%
6,458 ConocoPhillips
(a)
722,456
3,102 Marathon Petroleum Corp.
(a)
513,691
24,404 Occidental Petroleum Corp.
(a)
1,404,938
11,110 Phillips 66
(a)
1,603,285
4,244,370
TOTAL ENERGY 4,886,382
HEALTH CARE - 1.0%
MEDICAL EQUIPMENT & DEVICES - 1.0%
4,479 Stryker Corp.
(a)
1,502,615
TOTAL HEALTH CARE 1,502,615
INDUSTRIALS - 1.5%
ELECTRICAL EQUIPMENT - 0.8%
4,676 Eaton Corp. PLC
(a)
1,150,670
MACHINERY - 0.7%
2,400 Parker-Hannifin Corp.
(a)
1,114,800
TOTAL INDUSTRIALS 2,265,470
MATERIALS - 2.2%
METALS & MINING - 2.2%
13,773 Agnico Eagle Mines Ltd.
(a)
677,081
51,186 Alamos Gold, Inc., Class A
(a)
619,862
22,258 BHP Group Ltd. - ADR
(a)
1,362,635
18,285 Newmont Corp.
(a)
631,015
3,290,593
TOTAL MATERIALS 3,290,593
REAL ESTATE - 4.8%
REAL ESTATE - 4.8%
8,220 Digital Realty Trust, Inc.
(a)
1,154,581

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 14.6% (Continued)
REAL ESTATE - 4.8% (Continued)
1,722 Equinix, Inc.
(a)
$ 1,428,864
11,565 Prologis, Inc.
(a)
1,465,170
18,965 Realty Income Corp.
(a)
1,031,506
10,603 Simon Property Group, Inc.
(a)
1,469,683
8,266 Welltower, Inc.
(a)
715,092
7,264,896
TOTAL REAL ESTATE 7,264,896
TECHNOLOGY - 1.9%
SEMICONDUCTORS - 1.9%
1,226 Broadcom, Inc.
(a)
1,446,680
9,704 Qualcomm, Inc.
(a)
1,441,141
2,887,821
TOTAL TECHNOLOGY 2,887,821
TOTAL COMMON STOCKS
(Cost $21,789,367) 22,097,777
Shares Fair Value
PREFERRED STOCKS — 1.2%
SPECIALTY FINANCE — 1.2%
2,000,000
American Express Co.
1,787,993
TOTAL PREFERRED STOCKS
(Cost $1,757,598) 1,787,993

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 6.6%
1,423,801
Aegis Asset Backed Securities Trust 2005-2, 6.170%,
06/25/35
$ 1,330,499
1,698,000 Aligned Data Centers Issuer LLC, 1.937%, 08/15/46
(b)
1,534,234
395,567
Ameriquest Asset-Backed Pass-Through Certs Series 2004-
R2, 5.880%, 04/25/34
389,437
704,570
FBR Securitization Trust, 5.920%, (US0001M + 0.705%),
11/26/35
689,928
1,380,000 HI-FI Music IP Issuer LP, 3.939%, 02/01/62
(b)
1,298,874
229,078
HSI Asset Securitization Corp. Trust 2006-OPT3, 5.720%,
02/25/36
223,781
290,000
JPMorgan Mortgage Acquisition Trust 2006-CH1, 5.770%,
07/25/36
285,052
427,617
JP Morgan Mortgage Acquisition Trust 2007-CH3, 5.710%,
03/25/37
416,847
576,204 Libra Solutions 2023-1 LLC, 7.000%, 02/15/25
(b)
576,415
858,445 Long Beach Mortgage Loan Trust 2005-1, 6.725%, 02/25/35
837,002
95,811 Oasis Securitization Funding LLC, 2.143%, 10/15/33
(b)
95,266
1,922,753 Planet Fitness Master Issuer LLC, 3.251%, 12/05/51
(b)
1,799,367
56,498 RAMP Series 2004-RS4 Trust, 6.425%, 04/25/34
56,437
504,769
Renaissance Home Equity Loan Trust 2005-3, 5.140%,
11/25/35
498,914
TOTAL ASSET BACKED SECURITIES
(Cost $10,262,331) 10,032,053
Principal
Amount ($) Fair Value
CORPORATE BONDS — 48.6%
ENERGY — 3.8%
OIL & GAS PRODUCERS — 3.8%
3,000,000 Energy Transfer LP, 6.625%, Perpetual
(c)
2,716,345
3,000,000 Plains All American Pipeline LP, 9.751%, Perpetual
(c),(d)
2,981,334
5,697,679
FINANCIALS — 41.3%
ASSET MANAGEMENT — 41.3%
4,112,000 Ally Financial, Inc., 4.700%, Perpetual
(d)
3,345,471
2,000,000 Banco Santander SA, 4.750%, Perpetual
1,725,715
3,500,000 BNP Paribas SA, 4.625%, Perpetual
3,120,770
3,000,000 Capital One Financial Corp., 3.950%, Perpetual
2,606,100
2,750,000 Citigroup Inc., 3.875%, Perpetual
(c)
2,540,786
3,000,000 Citizens Financial Group, Inc., 6.375%, Perpetual
(c)
2,856,382

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
2,926,000 Comerica, Inc., 5.625%, Perpetual
$ 2,832,954
1,800,000 Commerzbank AG, 4.250%, Perpetual
1,643,154
1,800,000 Deutsche Bank AG, 4.789%, Perpetual
1,609,265
2,512,000 Discover Financial Services, 5.500%, Perpetual
(c),(d)
2,075,911
2,805,000 Fifth Third Bancorp, 8.625%, Perpetual
(c),(d)
2,751,462
2,920,000 Goldman Sachs Group, Inc. (The), 4.125%, Perpetual
2,660,234
1,254,000 HSBC Holdings PLC, 4.700%, Perpetual
1,022,961
990,000 Huntington Bancshares, Inc., 4.045%, Perpetual
892,770
2,029,000 Huntington Bancshares, Inc., 8.456%, Perpetual
1,977,506
3,200,000 ING Groep NV, 3.875%, Perpetual
2,639,717
3,500,000
KeyCorp, 5.000%, (ICE LIBOR USD 3 Month + 3.606%),
Perpetual
3,139,018
1,650,000 Lloyds Banking Group PLC, 8.000%, Perpetual
1,621,798
3,000,000 M&T Bank Corp., 5.125%, Perpetual
2,747,462
3,000,000 NatWest Group PLC, 4.600%, Perpetual
2,268,962
1,000,000 PNC Financial Services Group Inc., 3.400%, Perpetual
863,307
3,000,000 Societe Generale SA, 4.750%, Perpetual
2,660,810
3,500,000 Standard Chartered PLC, 4.300%, Perpetual
2,819,050
3,720,000 Truist Financial Corp., 4.800%, Perpetual
3,560,039
4,000,000 UBS Group AG, 4.375%, Perpetual
3,181,574
4,000,000 US Bancorp, 3.700%, Perpetual
(c)
3,458,814
62,621,992
UTILITIES — 3.5%
ELECTRIC UTILITIES — 3.5%
4,000,000 American Electric Power Co., Inc., 3.875%, 02/15/62
3,537,018
1,000,000 NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/82
879,750
874,000 Vistra Corp., 7.000%, (H15T5Y + 5.740%), Perpetual
(b)(c),(d)
848,820
5,265,588
TOTAL CORPORATE BONDS
(Cost $67,986,508) 73,585,259
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES — 23.3%
410,672
Colony Multifamily Mortgage Trust 2014-1, 6.746%,
02/20/29
(b)
408,141
2,527,789 Fannie Mae Pool, 5.000%, 07/01/52
2,503,244
3,676,044 Fannie Mae-Aces, 1.381%, 08/25/28
167,576

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
1,514,052 Fannie Mae-Aces, 0.750%, 09/25/28
$ 1,397,455
2,760,466 Fannie Mae-Aces, 1.247%, 03/26/29
134,488
584,782 Fannie Mae-Aces, 1.000%, 11/25/33
563,895
7,690,000
Freddie Mac Multiclass Certificates Series 2015-P001,
1.826%, 10/27/28
506,783
19,617,069
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.972%, 01/25/26
(d)
264,028
278,909
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.298%, 12/25/26
264,075
39,898,073
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.509%, 01/25/27
(d)
1,400,793
30,000,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.471%, 03/25/27
(d)
426,729
30,893,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.470%, 08/25/27
(d)
473,438
811,412
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.679%, 12/25/27
750,316
25,000,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.979%, 04/27/29
(d)
1,333,838
13,149,645
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.950%, 06/25/29
(d)
540,783
7,570,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.799%, 04/25/30
(d)
715,061
7,249,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.868%, 04/25/30
(d)
701,905
17,217,597
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.423%, 07/25/30
(d)
1,221,005
3,332,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.600%, 08/25/30
(d)
291,011
1,835,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 3.178%, 04/25/48
(d)
291,530
2,750,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.631%, 01/25/49
(d)
379,418
1,715,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.620%, 02/25/49
(d)
240,326
2,894,550 Freddie Mac Pool, 5.500%, 06/01/53
2,912,934
1,445,000 FREMF 2016-K55 Mortgage Trust, 4.167%, 04/25/49
(b)
1,399,996
299,856,009 FREMF 2016-K59 Mortgage Trust, 0.100%, 11/25/49
(b),(d)
598,992
2,739,928 Ginnie Mae II Pool, 3.000%, 09/20/52
2,457,766
3,730,355 Ginnie Mae II Pool, 3.500%, 02/20/53
3,471,720
3,706,251 Ginnie Mae II Pool, 2.500%, 03/20/53
3,215,058
1,540,283
Government National Mortgage Association, 0.791%,
12/16/56
(d)
63,313

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
4,545,567
Government National Mortgage Association, 1.271%,
09/16/60
(d)
$ 376,789
1,230,804
Government National Mortgage Association, 1.056%,
11/16/60
(d)
87,863
6,898,973
Government National Mortgage Association, 0.976%,
05/16/63
(d)
471,691
7,230,050
Government National Mortgage Association, 0.986%,
05/16/63
(d)
494,127
8,398,332
Government National Mortgage Association, 0.992%,
05/16/63
(d)
601,883
1,500,000 Independence Plaza Trust 2018-INDP, 4.158%, 07/12/35
(b)
1,411,087
2,655,517 UMBS Fannie Mae Pool, 5.000%, 03/01/53
2,631,468
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $34,782,537) 35,170,525
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 1.0%
U.S. TREASURY NOTES — 1.0%
1,470,000 United States Treasury Note, 4.250%, 12/31/25
1,470,230
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $1,470,000) 1,470,230
Shares Fair Value
SHORT-TERM INVESTMENTS — 2.6%
3,896,377
First American Treasury Obligations
Fund, Class X, 5.25%
(e)
3,896,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,896,377) 3,896,377
Contracts Description
Expiration
Date
Exercise
Price Notional Value Fair Value
CALL OPTIONS PURCHASED - 0.6%
600
E-Mini S&P 500 Index 03/18/2024
$ 5,000
$ 292,230,000
$ 825,001
TOTAL CALL OPTIONS PURCHASED (Cost - $821,250) 825,001
TOTAL INVESTMENTS - 98.5% (Cost
$142,765,968) $ 148,865,215
Other Assets in Excess of Liabilities- 1.8% 2,786,472
NET ASSETS - 100.0% $ 151,247,486
(a) All or a portion of the security is held as collateral for written options.

North Square Strategic Income Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2024 the total market value of 144A securities is 9,971,192 or 6.6% of net assets.
(c) Step-up bond. The interest rate shown is the rate in effect as of January 31, 2024.
(d) Variable rate security; the rate shown represents the rate on January 31, 2024.
(e) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt

North Square Strategic Income Fund
Schedule of Written Options
January 31, 2024 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (0.27)%
Agnico Eagle Mines Ltd. (137) $ 673,492 $ 55.00 May 2024 $ (20,208)
Alamos Gold, Inc. (511) 618,821 15.00 June 2024 (17,885)
BHP Group Ltd. (222) 1,359,084 70.00 May 2024 (21,090)
Broadcom, Inc. (12) 1,416,000 1,430.00 May 2024 (18,300)
Conocophillips (64) 715,968 125.00 June 2024 (12,800)
Digital Realty Trust, Inc. (82) 1,151,772 170.00 June 2024 (13,120)
Eaton Corp. (46) 1,131,968 280.00 June 2024 (19,090)
Equinix, Inc. (17) 1,410,609 920.00 June 2024 (22,100)
Marathon Petroleum Corp. (31) 513,360 190.00 May 2024 (7,673)
Newmont Corp. (182) 628,082 40.00 June 2024 (17,927)
Occidental Pete Corp. (244) 1,404,708 65.00 May 2024 (27,206)
Parker-Hannifin Corp. (24) 1,114,800 530.00 May 2024 (13,440)
Phillips 66 (111) 1,601,841 155.00 May 2024 (45,510)
Prologis Inc. (100) 1,266,900 135.00 May 2024 (37,499)
Qualcomm Inc. (97) 1,440,547 170.00 May 2024 (31,768)
Realty Income Corp. (189) 1,027,971 60.00 May 2024 (10,395)
Simon Property Group, Inc. (100) 1,386,100 150.00 April 2024 (18,750)
Stryker Corp. (44) 1,476,112 135.00 June 2024 (39,600)
Welltower, Inc. (82) 709,382 975.00 June 2024 (9,840)
Total Written Call Options (Premiums Received
$388,898) $ (404,201)

North Square Strategic Income Fund
Schedule of Futures Contracts
January 31, 2024 - (Unaudited)
Long Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
10-Year US Treasury Note Future 182 03/20/2024 $ 20,443,719 $ 583,102
2-Year US Treasury Note Future 274 03/20/2024 56,349,813 479,999
5-Year US Treasury Note Future 288 03/29/2024 31,216,500 644,506
Japanese Yen Future 42 03/19/2024 3,613,838 (54,085)
1,653,522
Short Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Future (181) 03/18/2024 $ (44,078,025) $ (303,280)
Euro FX Future (45) 03/19/2024 (6,109,032) 45,972
Ultra 10-Year US Treasury Note Future (61) 03/20/2024 (7,129,375) (200,922)
US Treasury Long Bond Future (130) 03/20/2024 (15,904,688) (962,813)
(1,421,043)